ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 3 – ACCRUED EXPENSES

As of June 30, 2023, and December 31, 2022, accrued expenses consist of the following amounts:

Schedule of accrued expenses
	June 30, 2023	December 31, 2022
Accrued compensation to executive officers	$134,013	141,997
Accrued professional fees and settlements	78,684	73,890
Accrued interest	1,888,144	1,812,914
Total accrued expenses	$2,100,841	$2,028,801

NOTE 3 – ACCRUED EXPENSES

Accrued expenses consist of the following amounts:

	December 31,	December 31,
	2022	2021
Accrued compensation to executive officers	$141,997	$90,834
Accrued professional fees and settlements	73,890	86,392
Accrued interest	1,812,914	1,304,684
Total accrued expenses	$2,028,801	$1,481,910